Fees and Commissions Income	12 Months Ended
Mar. 31, 2011
Fees and Commissions Income
Fees and Commissions Income

25.    FEES AND COMMISSIONS INCOME

Details of fees and commissions income for the fiscal years ended March 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
	(in millions)
Trust fees	¥125,451	¥107,175	¥100,519
Fees on funds transfer and service charges for collections	147,658	145,865	142,459
Fees and commissions on international business	64,128	61,201	58,462
Fees and commissions on credit card business	141,421	137,394	146,570
Service charges on deposits	31,586	27,420	22,169
Fees and commissions on securities business	112,143	129,730	138,868
Fees on real estate business	19,770	19,876	22,593
Insurance commissions	28,065	22,869	27,466
Fees and commissions on stock transfer agency services	62,878	53,040	51,926
Guarantee fees	77,592	70,489	64,347
Fees on investment funds business	130,654	127,329	130,402
Other fees and commissions	247,166	237,155	222,577

Total	¥1,188,512	¥1,139,543	¥1,128,358

Trust fees consist primarily of fees earned by fiduciary asset management and administration services for corporate pension plans, investment funds, etc. Fees on funds transfer and service charges for collection are earned by providing settlement services such as domestic fund remittances and domestic collection services. Fees and commissions on international business primarily consist of fees from international fund transfer and collection services, and trade-related financing services. Fees and commissions on credit card business are composed of interchange income, annual fees, royalty and other service charges from franchisees. Service charges on deposits are fees charged for deposits such as checking account deposits. Fees and commissions on securities business include underwriting, brokerage and advisory services and arrangement fees on securitizations. Fees on real estate business primarily consist of fees from real estate agent services. Insurance commissions are earned by acting as agent for insurance companies to sell insurance products. Fees and commissions on stock transfer agency services consist of fees earned primarily by stock title transfers and agency services for the calculation and payment of dividends. Guarantee fees are earned by providing guarantees on residential mortgage loans. Fees on investment funds business primarily consist of management fees for investment funds. Other fees and commissions include various arrangement fees and agent fees excluding the fees mentioned above.